Property and equipment (Tables)	12 Months Ended
Dec. 31, 2019
Property and equipment.
Schedule of property and equipment

	Office and
	telecommunication	Right‑of‑use	Leasehold
	equipment	properties	improvements	Total
	RMB’000	RMB’000	RMB’000	RMB’000
As at January 1, 2018
Cost	43,293	183,313	13,257	239,863
Accumulated depreciation	(11,610)	(65,337)	(1,967)	(78,914)
Net book amount	31,683	117,976	11,290	160,949

Year ended December 31, 2018
Opening net book amount	31,683	117,976	11,290	160,949
Acquisition of subsidiary	272	—	176	448
Additions	42,305	225,638	42,523	310,466
Disposals, net	(9)	(58,247)	—	(58,256)
Depreciation charge	(12,044)	(76,958)	(4,937)	(93,939)
Closing net book amount	62,207	208,409	49,052	319,668

As at December 31, 2018
Cost	85,861	268,992	55,956	410,809
Accumulated depreciation	(23,654)	(60,583)	(6,904)	(91,141)
Net book amount	62,207	208,409	49,052	319,668

Year ended December 31, 2019
Opening net book amount	62,207	208,409	49,052	319,668
Acquisition of subsidiary (Note 33)	2,707	13,938	1,479	18,124
Additions	65,310	46,479	32,480	144,269
Disposals, net	(39,328)	—	—	(39,328)
Depreciation charge	(26,187)	(86,688)	(14,511)	(127,386)
Exchange difference	(329)	(141)	(372)	(842)
Closing net book amount	64,380	181,997	68,128	314,505

As at December 31, 2019
Cost	108,561	329,409	89,915	527,885
Accumulated depreciation	(43,852)	(147,271)	(21,415)	(212,538)
Exchange difference	(329)	(141)	(372)	(842)
Net book amount	64,380	181,997	68,128	314,505